SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Schedule of Property, Plant and Equipment Estimated Useful Lives

Property, plant and equipment are stated at cost, after deduction of the related investment grants, net of accumulated depreciation. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets, as follows:

Years
Buildings and leasehold improvements	15 - 39
Machinery and equipment	15 - 20
Motor vehicles	7
Office furniture and equipment	3 - 5
Internal use software	7